Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets, Net [Abstract]
Schedule of Composition and Movement	Composition and movement:
	Patents	Goodwill	Customer relations, order backlog	Technology (2)	Total
	USD in thousands
Cost:

Balance as of January 1, 2022	20	31,992	22,273	1,207	55,492
Purchases in the year	13	-	9,453	500	9,966
Impairment recognized in the year	-	(14,618)	(8,300)	(438)	(23,356)
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(3,672)	(2,603)	(143)	(6,419)

Balance as of December 31, 2022	32	13,702	20,823	1,126	35,683
Impairment recognized in the year (1)	-	(10,643)	(4,615)	-	(15,258)
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(592)	(613)	(34)	(1,240)
Balance as of December 31, 2023	31	2,467	15,595	1,092	19,185
Accumulated amortization:

Balance as of January 1, 2022	7	-	801	75	883
Amortization recognized in the year (1)	2	-	4,723	623	5,348
Adjustments arising from translating financial statements from functional currency to presentation currency	*	-	(411)	(37)	(448)

Balance as of December 31, 2022	9	-	5,113	661	5,783
Amortization recognized in the year (1)	9	-	5,278	446	5,733
Adjustments arising from translating financial statements from functional currency to presentation currency	*	-	(199)	(15)	(214)

Balance as of December 31, 2023	18	-	10,192	1,092	11,302

Net balance:

As of December 31, 2023	13	2,467	5,403	-	7,883

As of December 31, 2022	23	13,702	15,710	465	29,900
(1)	Customer relations, order backlog and brand amortization expenses are classified in the statement of profit or loss under sales and marketing expenses.

(2)	Technology and supplier relationships amortization expenses are classified in the statement of profit or loss under cost of sales expenses. Patents amortization expenses are classified in the statement of profit or loss under General and administrative expenses.

Schedule of Purchase Price Allocation	The purchase price allocation was as follow (in thousands):
Technology	500
Customer relationships	9,453
Total consideration	9,953

Schedule of the Goodwill and the Intangible Assets	The carrying amount as of December 31, 2023 of the goodwill and the intangible assets which were allocated to each cash-generating unit:
	Professional Services	ALD Software	Dstorm	Consulting and Distribution	Total
	USD in thousands
Patents	13	-	-	-	13
Goodwill	1,422	1,045	-	-	2,467
Customer relationship, Suppliers relationship and Backlog	2,513	1,171	-	4,199	7,883
Total	13	-	-	-	13